Lord Abbett Securities Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

August 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned hereby certifies that:

1.	the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on July 31, 2018; and

2.	the text of Post-Effective Amendment No. 90, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on July 31, 2018.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald

Vice President and Assistant Secretary

Lord Abbett Funds